Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	2021	2020
	$	$
Cash	3,568,561	10,104,899
Guaranteed investment certificates	8,633,952	8,000,000
Cash and cash equivalents	12,202,513	18,104,899